Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Condensed Statements of Operations and Comprehensive Loss
Total revenue, net	$ 13,831,904	$ 14,777,798	$ 2,414,338
Total other expenses (income), net	(4,113)	34,073	(453,751)
(Loss) income from continuing operations before income tax expenses	(20,704,445)	(166,270,279)	(9,091,791)
Less: income tax expense (benefit)	(1,988,264)	(30,801,146)	24,988
Net (loss) income from continuing operations	(18,716,181)	(135,469,133)	(9,116,779)
Net (loss) income	(18,716,181)	(135,469,133)	(9,516,577)
Parent Company [Member]
Schedule of Condensed Statements of Operations and Comprehensive Loss
Total revenue, net
Total costs and expenses	1,231,452	1,288,585	2,122,139
Loss from subsidiaries and VIEs	17,440,450	133,688,784	7,336,645
Total other expenses (income), net	(292)
(Loss) income from continuing operations before income tax expenses	(18,671,610)	(134,977,369)	(9,458,784)
Less: income tax expense (benefit)
Net (loss) income from continuing operations	(18,671,610)	(134,977,369)	(9,458,784)
Total gain (loss) from discontinued operations
Net (loss) income	$ (18,671,610)	$ (134,977,369)	$ (9,458,784)